Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Care Capital Properties, Inc.
Entity Central Index Key	0001639947
Entity Filer Category	Non-accelerated Filer
Document Type	S-11
Document Period End Date	Sep. 30, 2015
Amendment Flag	false